Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Raw materials	$ 68,959	$ 45,079	$ 39,838
Finished goods	21,854	14,895	14,577
Green coffee	71,432	49,192	29,962
Total inventories	$ 162,245	$ 109,166	$ 84,377